Revenues and Other Income - Additional information (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received following the enrollment of first patient				€ 7,000
Milestone payments received		€ 4,000
CIR		4,069	€ 4,791	4,293
Revenue From Research Partnerships [Member]
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
CIR		4,100	4,800	4,300
AbbVie
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received following the enrollment of first patient				3,500
Milestone payments received	€ 0	4,000		€ 0
Contribution to Company's revenue (as a percent)				51.40%
AbbVie | Revenue From Research Partnerships [Member]
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Milestone payments received following the enrollment of first patient		€ 4,200	€ 400
BI
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative Line items
Contribution to Company's revenue (as a percent)				36.90%
Reversal of contract liabilities	€ 2,100			€ 2,200